Business Combination - Summary of Acquisition Installments Payable (Details) - LBSM - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Less than one year	$ 69,192
Total	69,192
Less: imputed interest	(628)
Present value of acquisition installment payable	$ 68,564	$ 262,205